Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Risk Management
Borrowings, current portion	$ 179,367	$ 147,448
Borrowings, non-current portion	2,368,189	2,504,578
Finance lease liability, current portion	6,302	5,946
Finance lease liability, non-current portion	207,126	214,455
Total debt	2,760,984	2,872,427
Total equity	1,763,134	1,509,682	$ 1,507,920	$ 1,253,037
Total debt and equity	$ 4,524,118	$ 4,382,109
Gearing ratio	61.03%	65.55%